Note F - Reconciliation of the Beginning and Ending Amount Of Unrecognized Tax Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance at beginning of year	$ 576,000	$ 516,000	$ 421,000
Additions based on tax positions related to the current year	113,000	158,000	189,000
Reductions due to lapse of applicable statute of limitations	(101,000)	$ (98,000)	(46,000)
Settlements	(21,000)		(48,000)
Balance at end of year	$ 567,000	$ 576,000	$ 516,000